EMPLOYEE BENEFIT PLANS PART 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2011 Other Postretirement Benefits	Dec. 31, 2012 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2011 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2012 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2011 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2010 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2012 Private Equity Funds, So Cal Gas [Member] Pension Benefits	Dec. 31, 2011 Private Equity Funds, So Cal Gas [Member] Pension Benefits	Dec. 31, 2012 Private Equity Funds, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2011 Private Equity Funds, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2012 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2011 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2010 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 24	$ 27	$ 4	$ 5	$ 7	$ 8	$ 1	$ 1	$ 1	$ 15	$ 17	$ 3	$ 4	$ 2	$ 2	$ 2
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)		2									1
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	6				2					4
Private Equity Funds, Investment Plan Assets, Purchases		1									1
Private Equity Funds, Investment Plan Assets, Sales	(9)	(6)	(1)	(1)	(3)	(2)				(6)	(4)	(1)	(1)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 21	$ 24	$ 3	$ 4	$ 6	$ 7	$ 1	$ 1	$ 1	$ 13	$ 15	$ 2	$ 3	$ 2	$ 2	$ 2
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%			1.00%